Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 CNY (¥)
Concentration and Risk [Line Items]
Cash and cash equivalents and restricted cash	¥ 17,760			¥ 32,659
PRC [Member]
Concentration and Risk [Line Items]
Cash and cash equivalents and restricted cash	17,760
Bank deposits	500
Hong Kong [Member]
Concentration and Risk [Line Items]
Cash and cash equivalents and restricted cash	¥ 17,760
Bank deposits | $			$ 500
Customer Concentration Risk [Member] | Customers One [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	21.00%	30.00%
Customer Concentration Risk [Member] | Customers Two [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage	15.00%	18.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Concentration and Risk [Line Items]
Total revenue percentage		15.00%